Victory Virginia Bond Fund Expense Example - Victory Virginia Bond Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	700
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	741
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,298